Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Central Index Key	0000095572
Entity Registrant Name	KiNRG, Inc.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	AMENDMENT NO. 2